Advances to suppliers, net	6 Months Ended
Mar. 31, 2022
Advances to suppliers, net
Advances to suppliers, net

Note 6 – Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices. Advances to suppliers consisted of the following:

	March 31,	September 30,
	2022	2021
	(unaudited)
Advances for raw materials purchase	$8,545,352	$10,949,095
Less: allowance for doubtful accounts	(149,629)	(148,617)
Total	$8,395,723	$10,800,478

The movement of allowance for doubtful accounts was as follows:

	March 31,	September 30,
	2022	2021
	(unaudited)
Balance at beginning of period	$148,617	$102,884
Addition to allowance for doubtful accounts	—	90,278
Recovery in allowance for doubtful accounts	(1,763)	(50,013)
Translation adjustments	2,775	5,468
Balance at end of period	$149,629	$148,617